Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 6,522	$ 8,290	$ 4,335
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,280	8,883	8,477
Non cash stock- based compensation expenses	567	302	117
Provision for doubtful accounts	2,436	2,895	2,217
Deferred taxes	678	692	248
Discount accretion and premium amortization of available-for-sale securities, net	(226)	(587)	(386)
Loss (income) on sales of available-for- sale securities	(87)	92	61
Changes in liability in respect of employee severance payments and others	340	111	19
Changes in fair value of derivatives	110	(1,227)	2,130
Profit (loss) from trading securities, net	(50)	(58)	159
Changes in operating assets and liabilities, net of acquisition:
Decrease (increase) in account receivable - trade	(1,028)	(4,391)	(1,759)
Decrease (increase) in account receivable - other	(451)	177	626
Decrease (increase) in prepaid expenses	14	(222)	(78)
Decrease (increase) in long-term prepaid expenses	(880)	(441)	158
Increase in account payables	4,618	1,700	17
Decrease in deferred income	(542)	(324)	(96)
Net cash provided by operating activities	21,301	15,892	16,245
Cash flows from investing activities
Investment in fixed assets	(10,904)	(6,575)	(14,657)
Business combination (note13)	(7,875)	(1,218)
Investment in long term land lease prepaid expenses		(17)	(27)
Decrease (increase) in short-term investments, net	1,339	(1,339)
Investments in securities available-for-sale	(3,912)	(4,946)	(8,005)
Decrease in trading securities, net	(358)	1,512	(231)
Proceeds from sale of fixed assets	7	8	29
Proceeds from securities available- for -sale	7,355	10,159	12,161
Net cash used in investing activities	(14,348)	(2,416)	(10,730)
Cash flows from financing activities
Dividend paid	(5,030)	(15,786)	(4,163)
Net cash used in financing activities	(5,030)	(15,786)	(4,163)
Effect of translation adjustments	109
Increase (decrease) in cash and cash equivalents	2,032	(2,310)	1,352
Balance of cash and cash equivalents at beginning of year	12,133	14,443	13,091
Balance of cash and cash equivalents at end of year	14,165	12,133	14,443
A. Non-cash transactions
Investment in fixed assets	255	37	1,293
B. Supplementary cash flow information
Income taxes paid, net	1,755	1,218	1,694
C. Business combination
Working capital, net	(602)	(479)
Fixed assets	1,350	411
Customer relationship	6,154	127
Goodwill	6,385	1,159
Liability in respect of employee severance payments and others	(221)
Contingent consideration in respect of acquisition	(3,820)
Long term deferred taxes	(1,371)
Net cash paid	$ 7,875	$ 1,218